CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	5 Months Ended
	May 01, 2020	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ 2,500	$ 1,525,451
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net gain from investments held in Trust Account		(75,599)
Prepaid expenses		(285,083)
Accounts payable		15,238
Accrued expenses	2,500	1,070,999
Franchise tax payable		90,548
Net cash used in operating activities	0	(709,348)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	25,000
Proceeds received from note payable to related party		75,000
Proceeds received from initial public offering, gross		230,000,000
Proceeds received from private placement		6,575,000
Offering costs paid		(4,962,867)
Net cash provided by financing activities	25,000	231,712,133
Net change in cash	25,000	1,002,785
Cash - end of the period	25,000	1,002,785
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	$ 61,500	85,000
Deferred underwriting commissions in connection with the initial public offering		8,050,000
Initial value of common stock subject to possible redemption		$ 216,976,680